Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Equity

Note 9 – Equity

Our authorized capital stock consists of an aggregate of 3,505,000,000 shares, comprised of 3,500,000,000 shares of common stock, par value $0.001 per share, and 5,000,000 shares of preferred stock, which may be issued in various series from time to time and the rights, preferences, privileges and restrictions of which shall be established by our board of directors. As of June 30, 2022, we have 2,552,228,460 shares of common stock and no preferred shares issued and outstanding.

In 2021, we issued 4,850,075 shares of common stock for an investment in the Company’s Private Placement of $285,500.

In 2021, we issued 21,000,000 shares of common stock, valued at $858,900 for consulting services.

In 2021, we issued 8,341,723 shares of common stock, valued at $239,799 for salaries.

In 2021, we issued 1,500,000 shares of common stock, valued at $58,900 for land development.

In 2021, we issued 21,690,671 shares of common stock for the conversion of convertible notes of $1,019,014.

In 2022, we issued 44,500,000 shares of common stock for an investment in the Company’s Private Placement of $445,000.

In 2022, we issued 16,000,000 shares of common stock, valued at $407,200 for consulting services.

In 2022, we issued 1,034,482 shares of common stock, valued at $29,999 for salaries.

In 2022, we issued 149,402,390 shares of common stock, valued at $3,107,570 for a license.

In 2022, we issued 24,167,728 shares of common stock for the conversion of convertible notes of $322,124.

In 2022, we issued 6,000,000 shares of common stock, valued at $148,820 for prepaid fees.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022

Note 11 – Equity

Our authorized capital stock consists of an aggregate of 3,505,000,000 shares, comprised of 3,500,000,000 shares of common stock, par value $0.001 per share, and 5,000,000 shares of preferred stock, which may be issued in various series from time to time and the rights, preferences, privileges and restrictions of which shall be established by our board of directors. As of December 31, 2021, we have 2,311,123,860 shares of common stock and no preferred shares issued and outstanding.

In 2020, we issued 192,375,737 shares of common stock for an investment in the Company’s Private Placement of $607,500.

In 2020, we issued 173,500,000 shares of common stock, valued at $669,750 for consulting services.

In 2020, we issued 78,681,818 shares of common stock, valued at $495,900 for salaries.

In 2020, we issued 174,556,025 shares of common stock for the conversion of convertible notes of $703,152.

In 2021, we issued 4,850,075 shares of common stock for an investment in the Company’s Private Placement of $285,500.

In 2021, we issued 21,000,000 shares of common stock, valued at $858,900 for consulting services.

In 2021, we issued 8,341,723 shares of common stock, valued at $239,799 for salaries.

In 2021, we issued 1,500,000 shares of common stock, valued at $58,900 for land development.

In 2021, we issued 21,690,671 shares of common stock for the conversion of convertible notes of $1,019,014.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021